ORDINARY SHARES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Jun. 29, 2023
Total consideration to share repurchase plan	$ 2,296
Consideration received		$ 268
Issuance of ordinary shares from treasury shares	$ 45
Ordinary Shares
Repurchase of outstanding shares (in share)	(3,571,460)
Issuance of ordinary shares (in shares)		346,570
Issuance of ordinary shares from treasury shares (in shares)	74,656
Treasury Shares
Total consideration to share repurchase plan	$ 2,296
Consideration received		$ 898
Issuance of ordinary shares from treasury shares	$ 190
ADR [Member]
Authorized stock repurchase			$ 10,000
Repurchase of outstanding shares (in share)	1,785,730
Issuance of ordinary shares (in shares)	37,328	173,285
Ordinary Shares
Repurchase of outstanding shares (in share)	3,571,460
Total consideration to share repurchase plan	$ 2,296
Issuance of ordinary shares (in shares)		346,570
Consideration received		$ 898